INVENTORY (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
CBD Energy Water	$ 159,813	$ 107,719
Hemp Energy Drink	343,119	393,021
Storm CBD Water	28,692	41,760
Merchandise and Apparel	11,948	26,304
Unfilled Cans	38,705	86,459
Miscellaneous Beverages	33,225
Other Inventory	43,362	31,659
Point of Sale Inventory	1,640
Total Inventory	660,504	686,922
S and S Beverage [Member]
Lemin	234,885	143,686
Trays, Cans and Sleeves	5,912	87,064
Raw Materials		24,246
Total Inventory	$ 240,797	$ 254,996